SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Insurance limit	$ 70,000		¥ 500,000
Loans receivables percenatge	3.50%		3.50%	3.50%
Impairment	$ 0	$ 0
Employee Contribution Plans [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expenses	$ 362,711	$ 334,168